United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08795

HELIOS HIGH YIELD FUND, INC

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR,

NEW YORK, NY 10281

(Address of principal executive officers) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 06/30

Date of reporting period: July 1, 2009 – June 30, 2010

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-85795
Reporting Period: 07/01/2009 - 06/30/2010
Helios High Yield Fund

================== Helios High Yield Fund (USB is custodian) ===================

R H DONNELLEY INC

Ticker:                      Security ID:  74956EAC2
Meeting Date: DEC 28, 2009   Meeting Type: Written Consent
Record Date:  OCT 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management
2     Opt Out Release                         For       For          Management
3     The Plan                                For       For          Management
4     Opt Out Release                         For       For          Management

--------------------------------------------------------------------------------

R.H. DONNELLEY CORP.

Ticker:       RHDCQ          Security ID:  74955WAB5
Meeting Date: DEC 28, 2009   Meeting Type: Written Consent
Record Date:  OCT 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management
2     Opt Out Release                         For       For          Management

--------------------------------------------------------------------------------

R.H. DONNELLEY CORP.

Ticker:       RHDCQ          Security ID:  74955WAH2
Meeting Date: DEC 28, 2009   Meeting Type: Written Consent
Record Date:  OCT 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management
2     Opt Out Release                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HELIOS HIGH YIELD FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding, President

Date: August 13, 2010